SCHEDULE OF SUBSIDIARIES (Details)	12 Months Ended
Sep. 30, 2024
Grade A Global Limited [Member]
Date Of Incorporation	Jul. 05, 2022
Ownership percentage	100.00%
Principal activity	Holding Company
Witty Time Holdings Limited [Member]
Date Of Incorporation	Jul. 05, 2022
Ownership percentage	100.00%
Principal activity	Holding Company
ManyMany Creations Limited [Member]
Date Of Incorporation	Jun. 15, 2005
Ownership percentage	100.00%
Principal activity	Digital media advertising and marketing production services
Quantum Matrix Limited [Member]
Date Of Incorporation	Mar. 20, 2014
Ownership percentage	100.00%
Principal activity	Digital media advertising and marketing production services